Capital Stock (Tables)	3 Months Ended
Mar. 31, 2018
Capital Stock [Abstract]
Schedule of restricted shares (after share exchange)

	March 31,	December 31,
	2018	2017	2016

Restricted stock - vested	10,269,376	10,238,306	7,787,490
Restricted stock - unvested	10,362	41,432	2,492,248
Total restricted stock	10,279,738	10,279,738	10,279,738